COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Minimum Future Fees to be Received Under Non-Cancellable Operating Agreements

As of December 31, 2018, minimum future fees to be received under all non-cancellable operating agreements were as follows:

Year ending December 31,
2019	$19,127
2020	12,691
2021	2,912
2022	151
2023	151
Over 2023	433

$35,465